Income Taxes and Duties - Summary of Total DUC and Others (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Duties And Others [line items]
DUC from prior years	$ 0	$ 39	$ (14,883)
Other	0		(446,464)
DUC [member]
Disclosure Of Duties And Others [line items]
DUC	218,912,687	343,242,476	443,294,170
Fiscal credit	(65,000,000)
DUC from prior years		(39)	14,883
Other			446,464
Deferred DUC expense (benefit)	696,449	29,570,063	26,178,078
Total DUC and other	$ 154,609,136	$ 372,812,500	$ 469,933,595